Long Term Debt and Notes Payable (Details Textual) (USD $)	0 Months Ended	1 Months Ended	12 Months Ended						1 Months Ended	0 Months Ended	12 Months Ended		2 Months Ended	12 Months Ended		1 Months Ended
	Aug. 30, 2013 Investor	May 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Oct. 17, 2013	Oct. 07, 2013	Jul. 15, 2012	Sep. 19, 2013 Line of Credit [Member]	Oct. 21, 2011 Bridge Loan [Member]	Sep. 19, 2013 Term Loan [Member]	Dec. 31, 2013 Term Loan [Member]	Dec. 31, 2012 Term Loan [Member]	Feb. 28, 2013 Loan Agreements [Member]	Dec. 31, 2012 Loan Agreements [Member]	Dec. 31, 2013 Loan Agreements [Member]	Jul. 31, 2010 Mortgage Loans on Real Estate [Member]	Dec. 31, 2013 Mortgage Loans on Real Estate [Member]	Dec. 31, 2012 Mortgage Loans on Real Estate [Member]
Long Term Debt and Notes Payable (Textual)
Payments of principal and interest (Monthly)										$ 3,200						$ 1,500
Maturity period of term loan											5 years
Term loan, maturity date										Sep. 19, 2017						Jul. 31, 2020
Loan principal amount			877,500	815,000					250,000				1,220,000	815,000
Debt interest rate									12.00%		6.75%		12.00%	12.00%
Loan, balances due								133,334		20,697	142,000	39,000				192,500	175,000	180,000
Loan interest rate terms		6% based on a 360 day year								The new consolidated term loan matures on September 19, 2017 and incurs interest at a rate per year equal to the bank’s prime rate plus 3.5%.						Interest is fixed at 6.625% for the first five years of the loan, and converts to an adjustable rate for the second five years at the Federal Funds Rate plus 3.25%, as established by the United State Federal Reserve.
Conversion of convertible debt, shares	(1,608,333)								1,343,749
Conversion of convertible debt amount	402,083			300,000
Conversion price	$ 0.25	$ 0.10					$ 0.10		$ 0.19
Conversion price, description									Conversion price of $0.19 per share which is equal to a discount of 25% of to the Purchase Price.
Number Of Investors	5
Shares issued as a loan fee			679,353	343,500									679,500	343,500
Stock issued to lenders in lieu of loan fees													5,575,000	2,375,000
Fair value of stock													$ 0.28	$ 0.28
Principal and interest payable period													26 months	26 months
Unamortized discount	128,452				12,500	25,000							350,522	338,692	114,958
Accrued interest			5,850	4,524
Balloon principal payment																129,000
Loss on conversion of issuing stock at a discount from fair market value			$ 112,584